Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	¥ 1,245,956	¥ 1,148,139
Current assets	595,371	579,743
Current liabilities	582,148	517,274
Non-current liabilities	48,887	57,836
TOTAL EQUITY	1,210,292	1,152,772	¥ 1,107,289	¥ 1,052,703
Parent [member]
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	494,648	494,236
Current assets	55,939	2,183
Current liabilities	52,951	4,669
Non-current liabilities	0
NET ASSETS	497,636	491,750
TOTAL EQUITY	¥ 497,636	¥ 491,750